Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Income or Expenses with Related Parties
(b)	The Company incurred the following income or expenses with related parties:

	2018	2017	2016
Fees paid:
Interest expense	$19,380	$—	$—
Arrangement fees	—	1,827	7,598
Transaction fees	—	2,262	6,317
Income earned:
Interest income	427	2,677	7,513
Management fees	914	4,447	4,266
Supervision fees	—	1,300	7,800